                                    HYPERION
                                      2002
                                   TERM TRUST




                                 Annual Report

                                November 29, 2002



                                   [GRAPHIC]



                                                               [HYPERION LOGO]

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HYPERION 2002 TERM TRUST, INC.
Report of the Investment Advisor

--------------------------------------------------------------------------------


                                                                January 29, 2003


Dear Shareholder:

The Trust announced on March 26, 2002, that as contemplated in its prospectus dated October 23, 1992, it had adopted a plan of liquidation and intended to distribute its net assets to shareholders on or about November 30, 2002. Shareholders of record on November 29, 2002 were paid a liquidating distribution on December 2, 2002 based on a redemption price equal to the net asset value of the Trust's shares on November 29, 2002 of $10.04175. A Letter of Transmittal to be used in redeeming Trust shares was sent out to all shareholders who held shares of the Trust in certificate form. All trading in the Trust shares on the New York Stock Exchange ceased on November 25, 2002.

If you have any questions relating to the termination or distribution of the final assets of the Trust please contact Shareholder Services at 1-800-HYPERION.

Sincerely,

/s/ Clifford E. Lai
------------------------
CLIFFORD E. LAI
President,
Hyperion 2002 Term Trust, Inc.
President
Hyperion Capital Management, Inc.

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HYPERION 2002 TERM TRUST, INC.
Statement of Assets and Liabilities
November 29, 2002*

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   Assets: ......................................................   $306,702,803
   Cash .........................................................   ------------
      Total assets ..............................................    306,702,803
                                                                    ------------
   Liabilities:
   Accrued liquidation expense ..................................        747,499
   Investment advisory fee payable (Note 3) .....................        122,027
   Administration fee payable (Note 3) ..........................         36,856
   Accrued expenses and other liabilities .......................         56,839
                                                                    ------------
      Total liabilities .........................................        963,221
                                                                    ------------
   Net Assets (equivalent to $10.04 per share based on 30,446,839
     shares issued and outstanding) .............................   $305,739,582
                                                                    ============
   Composition of Net Assets:
   Capital stock, at par value ($.01) (Note 6) ..................   $    304,468
   Additional paid-in capital (Note 6) ..........................    284,292,227
   Accumlated undistributed net investment income ...............     21,142,887
                                                                    ------------
   Net assets applicable to capital stock outstanding ...........    305,739,582
                                                                    ============

----------
*Date of termination of operations -- see Note 1.
See notes to financial statements.

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HYPERION 2002 TERM TRUST, INC.
Statement of Operations
For the Period January 1, 2002 through November 29, 2002*

--------------------------------------------------------------------------------

Investment Income (Note 2):
 Interest ...................................................................   $ 12,470,364
                                                                                ------------
Expenses:
 Investment advisory fee (Note 3) ...........................................      1,387,385
 Liquidation expense ........................................................        574,483
 Administration fee (Note 3) ................................................        412,801
 Insurance ..................................................................         96,489
 Custodian ..................................................................         76,655
 Reports to shareholders ....................................................         67,418
 Directors' fees ............................................................         58,297
 Registration fees ..........................................................         35,000
 Legal ......................................................................         34,282
 Transfer agency ............................................................         22,740
 Accounting and tax services ................................................         13,425
 Miscellaneous ..............................................................         30,079
                                                                                ------------
  Total operating expenses ..................................................      2,809,054
   Interest expense on reverse repurchase agreements (Note 5) ...............        384,173
                                                                                ------------
  Total expenses ............................................................      3,193,227
                                                                                ------------
 Net investment income ......................................................      9,277,137
                                                                                ------------
Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 7):
Net realized gain (loss) on:
 Investment transactions ....................................................      4,557,676
 Futures transactions .......................................................     (1,667,833)
                                                                                ------------
Net realized gain on investments and futures transactions ...................      2,889,843
                                                                                ------------
Net change in unrealized appreciation/depreciation on:
 Investments ................................................................     (7,530,048)
 Futures ....................................................................        834,818
                                                                                ------------
Net change in unrealized appreciation/depreciation on investments and futures     (6,695,230)
                                                                                ------------
Net realized and unrealized loss on investments and futures transactions ....     (3,805,387)
                                                                                ------------
Net increase in net assets resulting from operations ........................   $  5,471,750
                                                                                ============

----------
*Date of termination of operations -- see Note 1.
See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------
HYPERION 2002 TERM TRUST, INC.
Statement of Changes in Net Assets                                               For the Period             For the
                                                                             January 1, 2002 through      Year Ended
                                                                               November 29, 2002*      December 31, 2001
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets Resulting from Operations:
 Net investment income .........................................................  $   9,277,137         $  11,876,758
 Net realized gain on investments and futures transactions .....................      2,889,843             9,282,131
 Net change in unrealized appreciation/depreciation on investments, swap .......     (6,695,230)             (214,648)
  contracts and futures transactions
                                                                                  -------------         -------------
 Net increase in net assets resulting from operations ..........................      5,471,750            20,944,241
                                                                                  -------------         -------------
Dividends to Shareholders (Note 2):
 Net investment income .........................................................       (304,464)           (1,613,614)
                                                                                  -------------         -------------
   Total increase in net assets ................................................      5,167,286            19,330,627
Net Assets:
 Beginning of period ...........................................................    300,572,296           281,241,669
                                                                                  -------------         -------------
 End of period (including undistributed net investment income of
  $21,142,887 and $21,919,531, respectively) ...................................  $ 305,739,582         $ 300,572,296
                                                                                  =============         =============

----------
*Date of termination of operations -- see Note 1.
See notes to financial statements.

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HYPERION 2002 TERM TRUST, INC.
Statement of Cash Flows
For the Period January 1, 2002 through November 29, 2002*

--------------------------------------------------------------------------------

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
 Interest received (including net amortization of $1,309,928) ......................   $  13,255,586
 Interest expense paid .............................................................        (450,605)
 Excise tax paid ...................................................................        (400,000)
 Operating expenses paid ...........................................................      (2,177,845)
 Sales of short-term portfolio investments, net ....................................       1,857,185
 Purchases of long-term portfolio investments ......................................     (17,007,305)
 Proceeds from disposition of long-term portfolio investments and principal paydowns     385,697,277
 Net cash used for futures transactions ............................................        (904,515)
                                                                                       -------------
 Net cash provided by operating activities .........................................     379,869,778
                                                                                       -------------
Cash flows used for financing activities:
 Net cash used for reverse repurchase agreements ...................................     (73,057,000)
 Cash dividends paid ...............................................................        (304,464)
                                                                                       -------------
 Net cash used for financing activities ............................................     (73,361,464)
                                                                                       -------------
Net increase in cash ...............................................................     306,508,314
Cash at beginning of period ........................................................         194,489
                                                                                       -------------
Cash at end of period ..............................................................   $ 306,702,803
                                                                                       =============
Reconciliation of Net Increase in Net Assets Resulting from
 Operations to Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations ...............................   $   5,471,750
                                                                                       -------------
 Decrease in investments ...........................................................     363,281,972
 Decrease in net unrealized appreciation/depreciation on investments ...............       7,530,046
 Decrease in interest receivable ...................................................       2,278,429
 Increase in variation margin receivable ...........................................         (71,500)
 Decrease in other assets ..........................................................       1,310,793
 Increase in other liabilities .....................................................          68,288
                                                                                       -------------
   Total adjustments ...............................................................     374,398,028
                                                                                       -------------
Net cash provided by operating activities ..........................................   $ 379,869,778
                                                                                       =============

----------
*Date of termination of operations -- see Note 1.
See notes to financial statements.

----------------------------------------------------------------------------------------------------------------
HYPERION 2002 TERM TRUST, INC.
Financial Highlights
                                        For the
                                        Period                    For the
                                        Jan. 1,     For the        Seven
                                         2002         Year         Months
                                        through      Ended         Ended            For the Year Ended May 31,
                                        Nov. 29,     Dec.31,       Dec.31,       -------------------------------
                                         2002**       2001          2000*         2000         1999        1998
----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning
  of period ........................   $    9.87     $   9.24    $    8.71     $   9.02     $   9.09    $   8.35
                                       ---------     --------    ---------     --------     --------    --------
Net investment income ..............        0.30         0.39         0.21         0.41         0.52        0.56
Net realized and unrealized gains
 (losses) on investments, short sales,
futures transactions
 and swap contracts ................       (0.12)        0.29         0.54        (0.31)       (0.13)       0.56
                                       ---------     --------    ---------     --------     --------    --------
Net increase in net asset value
 resulting from operations .........        0.18         0.68         0.75         0.10         0.39        1.12
Net effect of shares repurchased ...          --           --           --           --         0.01        0.09
Dividends from net investment
 income ............................       (0.01)       (0.05)       (0.22)       (0.41)       (0.47)      (0.47)
                                       ---------     --------    ---------     --------     --------    --------
Net asset value, end of period .....   $   10.04     $   9.87    $    9.24     $   8.71     $   9.02    $   9.09
                                       =========     ========    =========     ========     =========   ========
Market price, end of period(a) .....   $ 10.0400     $ 9.7300    $  8.8125     $ 8.0000     $  8.3750   $ 8.1250
                                       =========     ========    =========     ========     =========   ========
Total Investment Return + ..........        3.29%(1)    11.05%       13.02%(1)     0.40%         9.04%     18.93%
Ratios to Average Net Assets/
 Supplementary Data:
Net assets, end of period (000's) ..   $ 305,740     $300,572    $ 281,242     $265,160     $ 274,578   $280,860
Operating expenses .................        1.01%(2)     0.85%        0.90%(2)     0.85%         0.81%      0.83%
Interest expense ...................        0.14%(2)     2.40%        4.03%(2)     3.67%         2.31%      2.48%
  Total expenses ...................        1.15%(2)     3.25%        4.93%(2)     4.52%         3.12%      3.31%
Net investment income ..............        3.34%(2)     4.07%        3.92%(2)     4.76%         5.68%      6.09%
Portfolio turnover rate ............           6%(1)       20%          30%(1)       67%           88%        83%

----------
+ Total investment return is computed based upon the New York Stock Exchange market price of the Trust's shares and excludes the effects of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.
*     The Trust's fiscal year end was changed to December 31.
**    Date of termination of operations-- see Note 1.
(a)   Market price noted is as of November 25, 2002, the last day of trading.
(1)   Not annualized
(2)   Annualized
----------
See notes to financial statements.

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HYPERION 2002 TERM TRUST, INC.
Notes to Financial Statements
November 29, 2002 (Date of termination of operations -- see Note 1.)

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1. The Trust

Hyperion 2002 Term Trust, Inc. (the "Trust"), which was incorporated under the laws of the State of Maryland on July 29, 1992, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. On March 26, 2002, the Board of Directors of the Trust adopted a plan of liquidation to terminate the Trust on November 29, 2002. At that time, Hyperion Capital Management, Inc. (the "Advisor" and "Administrator" of the Trust) determined that the amount of portfolio risk required during the remaining term of the Trust to attain the $10.00 per share terminal date objective would, in its view, be inappropriate for the Trust and its shareholders. Accordingly, the Trust's goal was to have the portfolio invested in cash and/or cash equivalents by November, 2002.

After the end of the reporting period, the Trust distributed substantially all of its net assets to shareholders on December 2, 2002. The officers of the Advisor continue to formalize the Trust's dissolution under Maryland law and its deregistration under the Investment Company Act of 1940. The financial statements of the Trust have been prepared on a liquidation basis.

2. Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Transactions and Investment Income: Securities transactions were recorded on the trade date. Realized gains and losses from securities transactions were calculated on the identified cost basis. Interest income was recorded on the accrual basis. Discounts and premiums on certain securities were accreted and amortized using the effective yield to maturity method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract were recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments were made or received, depending upon whether unrealized gains or losses were incurred. When the contract was closed, the Trust recorded a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

Taxes: It was the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision was required.

Dividends and Distributions: The Trust declared and paid dividends monthly from net investment income. Distributions of net realized capital gains in excess of capital loss carryforwards were distributed at least annually. Dividends and distributions were recorded on the ex-dividend date. Income and capital gain distributions were determined in accordance with income tax regulations which may differ from net investment income and realized gains recorded by the Trust for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets were not affected.

Cash Flow Information: The Trust invested in securities and distributed dividends and distributions which were paid in cash or were reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is defined as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments. Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

3. Investment Advisory Agreement and Affiliated Transactions

The Trust has an Investment Advisory Agreement with the Advisor. The Advisor is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust paid a monthly fee at an annual rate of 0.50% of the Trust's average weekly net assets. During the period ended November 29, 2002, the Advisor earned $1,387,385 in investment advisory fees.

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HYPERION 2002 TERM TRUST, INC.
Notes to Financial Statements
November 29, 2002 (Date of termination of operations -- see Note 1.)

--------------------------------------------------------------------------------

The Trust has an Administration Agreement with the Administrator. The Administrator entered into a sub-administration agreement with State Street Corp. (the "Sub-Administrator"), an affiliate of the Trust's Custodian. The Administrator and Sub-Administrator perform certain administrative services necessary for the operation of the Trust, including maintaining certain books and records of the Trust, and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and provides the Trust with administrative office facilities. For these services, the Trust paid to the Administrator a monthly fee at an annual rate of 0.17% of the first $100 million of the Trust's average weekly net assets, 0.145% of the next $150 million and 0.12% of any amounts above $250 million. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Trust are officers and/or directors of the Advisor/Administrator.

4. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the period ended November 29, 2002 were $17,007,305 and $155,106,337, respectively. Purchases and sales of U.S. Government securities, excluding short-term securities, for the period ended November 29, 2002 were $0 and $229,376,637, respectively. For purposes of this note, U.S. Government securities may include securities issued by the U.S. Treasury, the Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.

Capital Account Reclassification: During the period January 1, 2002 through November 29, 2002 (date of termination of operations), the Trust's undistributed net investment income was decreased by $9,749,317 and accumulated net realized loss was increased by $10,468,433, with an offsetting decrease to paid-in-capital of ($719,116). These adjustments were primarily the result of capital loss carryforwards expiring in 2002, reclassification of municipal income paid out as taxable, and current year paydown reclassifications.

5. Borrowings

The average daily balance of reverse repurchase agreements outstanding during the period ended November 29, 2002 was approximately $20,676,162 at a weighted average interest rate of 1.86%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $73,770,044 as of January 14, 2002, which was 19.59% of total assets.

6. Capital Stock

There are 75 million shares of $0.01 par value common stock authorized. Of the 30,446,839 shares outstanding at November 29, 2002, the Advisor owned 10,639 shares.

7. Concentration of Credit

At November 29, 2002, the Trust had 100% of its assets invested in cash held in a non-interest bearing account with State Street Bank and Trust Company. To the extent such amount exceeds the $100,000 insured limit provided by the Federal Deposit Insurance Corporation (FDIC), this constitutes a concentration of credit in the banking industry with one financial institution.

8. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

During the period January 1, 2002 through November 29, 2002 (date of termination of operations), the tax character of the $304,464 of distributions paid was from ordinary income.

At November 29, 2002 (date of termination of operations) the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Undistributed Tax Ordinary Income                                  $21,142,887
                                                                   ===========

During the period January 1, 2002 through November 29, 2002 (date of termination of operations) the Trust utilized $219,430 of its capital loss carryforward. Upon termination of the Trust's operations, $18,806,962 of its remaining capital loss carryforward expired unutilized.

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HYPERION 2002 TERM TRUST, INC.
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Hyperion 2002 Term Trust, Inc.:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hyperion 2002 Term Trust, Inc. (the "Trust") at November 29, 2002 (date of termination of operations), and the results of its operations, its cash flows, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Board of Directors of the Trust approved a plan of liquidation on March 26, 2002 whereby on December 2, 2002 the Trust distributed all of its net assets to its shareholders. As a result, the financial statements have been prepared on a liquidation basis.

PricewaterhouseCoopers LLP

New York, NY
January  29, 2003

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HYPERION 2002 TERM TRUST, INC.
Information Concerning Directors and Officers (Unaudited)

--------------------------------------------------------------------------------

The following tables provide information concerning the directors and officers of The Hyperion 2002 Term Trust, Inc. (the "Trust").

                            Position(s) Held                                                             Number of
                            with Trust and                                                               Portfolios in
                            Term of Office              Principal Occupation(s)                          Trust Complex
Name, Address               and Length of               During Past 5 Years and                          Overseen by
and Age                     Time Served                 Other Directorships Held by Director             Director
--------------------------------------------------------------------------------------------------------------------------
Class III Directors to serve until 2005 Annual Meeting of Stockholders or
Termination of the Trust:

Robert F. Birch             Director, Member of The     Director and/or Trustee of several                      4
   c/o One Liberty Plaza,   Audit Committee, Member     investment companies (4) advised by
   New York,                of Nominating and           Hyperion Capital Management, Inc. or by
   New York 10006-1404      Compensation Committee      its affiliates (1998-Present); Chairman
                            and Member of Executive     and President, New America High Income
   Age 66                   Committee                   Fund (1992-Present); Chairman of the
                                                        Board and Co-Founder, The China
                            Elected for Three Year      Business Group, Inc. (1996-Present);
                            Term/Director since         Director, Brandywine Funds (3) (2001 to
                            December 1998               Present).

                                                        Formerly, Director and Strategic
                                                        Planning Consultant, Dewe Rogerson,
                                                        Ltd. (1994-1998)

Leo M. Walsh, Jr.           Director, Chairman of       Director and/or Trustee of several                      4
   c/o One Liberty Plaza,   the Audit Committee,        investment companies (4) advised by
   New York,                Member of Nominating and    Hyperion Capital Management, Inc. or by
   New York 10006-1404      Compensation Committees     its affiliates (1989-Present);
                                                        Financial Consultant for Medco Health
   Age 70                   Elected for Three Year      Solutions, Inc. (formerly, Merck-Medco
                            Term/Director since June    Managed Care LLC) (1994-Present);
                            1992                        Director of Lend Lease Hyperion
                                                        Mortgage Opportunity Fund, Inc.
                                                        (formerly, Equitable Real Estate
                                                        Hyperion Mortgage Opportunity Fund,
                                                        Inc.) and Lend Lease Hyperion High
                                                        Yield CMBS Fund, Inc. (formerly,
                                                        Equitable Real Estate Hyperion High
                                                        Yield Commercial Mortgage Fund, Inc.)
                                                        (1999-Present).

Harry E. Petersen, Jr.      Director, Member of the     Director and/or Trustee of several                      4
   c/o One Liberty Plaza,   Audit Committee, Member     investment companies (4) advised by
   New York,                of Nominating and           Hyperion Capital Management, Inc. or by
   New York 10006-1404      Compensation Committees,    its affiliates (1992-Present).
                            Member of Executive
   Age 78                   Committee                   Formerly, Senior Consultant to
                                                        Cornerstone Equity Advisors, Inc.
                            Elected for Three Year      (1998-2001); Senior Consultant to
                            Term/Director since         Potomac Babson Inc. (1995-1998);
                            October 1993                Director of Equitable Real Estate
                                                        Hyperion Mortgage Opportunity Fund,
                                                        Inc. and Equitable Real Estate Hyperion
                                                        High Yield Commercial Mortgage Fund,
                                                        Inc. (1995-1997); Director of Lexington
                                                        Corporate Properties, Inc. (1993-1997).

Class II Director to serve until 2004 Annual Meeting of Stockholders or
Termination of the Trust:

Rodman L. Drake             Director, Member of the     Director and/or Trustee of several                      4
   c/o One Liberty Plaza,   Audit Committee,            investment companies (4) advised by
   New York,                Chairman of Nominating      Hyperion Capital Management, Inc.
   New York 10006-1404      and Compensation            (1989-Present); Co-founder, Baringo
                            Committees                  Capital LLC (2002-Present); Director,
   Age 60                                               Animal Medical Center (2002-Present);
                            Elected for Three Year      Director, Hotelevision, Inc.
                            Term/Director since June    (1999-Present); Chairman, Metro Cash
                            1992                        Card International (1999-Present).
                                                        Director, Parsons Brinckerhoff, Inc.
                                                        (1995-Present); Director, Absolute
                                                        Quality Inc. (2000-Present); Trustee of
                                                        Excelsior Funds (33) (1994-Present).
                                                        Formerly, President, Continuation
                                                        Investments Group Inc. (1997-2001);
                                                        Director, Alliance Group Services, Inc.
                                                        (1998-2001);Co-Chairman of KMR Power
                                                        Corporation (1993-1997); President,
                                                        Mandrake Group (1993-1997).

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HYPERION 2002 TERM TRUST, INC.
Information Concerning Directors and Officers (Unaudited)

--------------------------------------------------------------------------------

                            Position(s) Held                                                             Number of
                            with Trust and                                                               Portfolios in
                            Term of Office              Principal Occupation(s)                          Trust Complex
Name, Address               and Length of               During Past 5 Years and                          Overseen by
and Age                     Time Served                 Other Directorships Held by Director             Director
--------------------------------------------------------------------------------------------------------------------------

Class I Director to serve until 2003 Annual Meeting of Stockholders:

Lewis S. Ranieri*           Chairman, Elected           Chairman and Chief Executive Officer of                 4
   c/o One Liberty Plaza,   Annually since June         Ranieri & Co., Inc. (since 1988); President
   New York,                2002                        of LSR Hyperion Corp., a general partner of
   New York 10006-1404      Director, Member of         the limited partnership that is the general
                            Executive Committee         partner of Hyperion Partners L.P. ("Hyperion
                                                        Partners") (since 1988); Director and
   Age 56                   Elected for Three           Chairman of the Board of Hyperion Capital
                            Year Term/Director          Management, Inc. (since June 2002); Director
                            since June 1989             and Vice Chairman of the Board of Hyperion
                                                        Capital Management, Inc. (from November 1998
                                                        through June 2002) Director and Chairman of the
                                                        Board of Hyperion Capital Management, Inc.
                                                        (1989-November 1998); Director and President of
                                                        Hyperion Funding II Corp., the general
                                                        partnership that is the general partner of
                                                        Hyperion Partners II, L.P. (Hyperion Partners
                                                        II); Chairman and President of various other
                                                        direct and indirect subsidiaries of Hyperion
                                                        Partners (since 1989) and Hyperion Partners II
                                                        (since 1995); Chairman of the Board
                                                        (1989-December 1998 and June 2002 through
                                                        present) and/or Director (since 1989) of several
                                                        investment companies (4) advised by Hyperion
                                                        Capital Management, Inc. or by its affiliates.

                                                        Formerly, Director and Chairman of Bank United
                                                        Corp., and Director of Bank United (1988-2001);
                                                        Director of Lend Lease Hyperion Mortgage
                                                        Opportunity Fund, Inc. (formerly, Equitable Real
                                                        Estate Hyperion Mortgage Opportunity Fund, Inc.)
                                                        and Lend Lease Hyperion High Yield Commercial
                                                        Mortgage Fund, Inc. (formerly, Equitable Real
                                                        Estate Hyperion High Yield Commercial Mortgage
                                                        Fund, Inc.) (1995-1999).

Class III Director to serve until 2005 Annual Meeting of Stockholders: Resigned as Director June 2002

Patricia A. Sloan*          Vice President              Consultant (2000-Present) and Managing                  4
   c/o One Liberty Plaza,   Elected Annually            Director (1988-2000) of Ranieri & Co., Inc.;
   New York,                June 2002                   Secretary, Director and/or Trustee of
   New York 10006-1404                                  several investment companies (4) advised by
                            Elected for Three           Hyperion Capital Management, Inc. or by its
   Age 59                   Year Term/Director          affiliates (1989-2002); Director of Bank
                            since February 1993         United Corp., the parent of Bank United
                                                        (1988-2001).
                            Secretary Elected
                            Annually since July
                            1992

----------
* Interested persons as defined in the 1940 Act, because of affiliations with Hyperion Capital Management, Inc., the Trust's Advisor.

--------------------------------------------------------------------------------
HYPERION 2002 TERM TRUST, INC.
Information Concerning Directors and Officers (Unaudited)

--------------------------------------------------------------------------------

Officers of the Trust

                              Position(s)       Term of Office
Name, Address                 Held              and Length of        Principal Occupation(s)
and Age                       with Trust        Time Served          During Past 5 Years
-----------------------------------------------------------------------------------------------------------------
Lewis S. Ranieri              Chairman          Elected Annually     Please see "Information Concerning
   c/o One Liberty Plaza,                       Since December       Directors."
   New York,                                    2002
   New York 10006-1404

   Age 56

Clifford E. Lai*              President         Elected Annually     President (since November 1998) of Hyperion
   c/o One Liberty Plaza,                       Since April 1993     Capital Management, Inc. (March
   New York,                                                         1993-Present); President (since June 1997)
   New York 10006-1404                                               of Hyperion 2005 Investment Grade
                                                                     Opportunity Term Trust, Inc. (Senior Vice
   Age 49                                                            President from April 1993 to June 1997);
                                                                     President (since October 1995) of The
                                                                     Hyperion Total Return Fund, Inc.; Director
                                                                     and Chairman of the Board (since October
                                                                     2000) of the Lend Lease Hyperion High-Yield
                                                                     CMBS Fund, Inc. Formerly, President
                                                                     (December 1999-October 2000) of the Lend
                                                                     Lease Hyperion High-Yield CMBS Fund, Inc.;
                                                                     Senior Vice President (November
                                                                     1998-December 1999) of the Lend Lease
                                                                     Hyperion High-Yield Commercial Mortgage
                                                                     Fund, Inc; Senior Vice President (September
                                                                     1995-November 1998) of the Equitable Real
                                                                     Estate Hyperion High-Yield Commercial
                                                                     Mortgage Fund, Inc.

John Dolan*                   Vice President    Elected Annually     Chief Investment Strategist (1998-Present)
   c/o One Liberty Plaza,                       Since March 1998     and Chief Investment Officer (since 2002) of
   New York,                                                         Hyperion Capital Management. Formerly
   New York 10006-1404                                               Managing Director at Bankers Trust (1995-1997).

   Age 49

Patricia A. Sloan*            Vice President    Elected Annually     Please see "Information Concerning
   c/o One Liberty Plaza,                       Since June 2002      Directors."
   New York,
   New York 10006-1404

   Age 59

----------
* Interested persons as defined in the 1940 Act, because of affiliations with Hyperion Capital Management, Inc., the Trust's Advisor.

--------------------------------------------------------------------------------
HYPERION 2002 TERM TRUST, INC.
Information Concerning Directors and Officers (Unaudited)

--------------------------------------------------------------------------------

                              Position(s)       Term of Office
Name, Address                 Held              and Length of        Principal Occupation(s)
and Age                       with Trust        Time Served          During Past 5 Years
-----------------------------------------------------------------------------------------------------------------
Thomas F. Doodian*            Treasurer         Elected Annually     Managing Director, Chief Operating Officer
   c/o One Liberty Plaza,                       Since February       (1998-Present) and Director of Finance and
   New York,                                    1998                 Operations, Hyperion Capital Management,
   New York 10006-1404                                               Inc. (July 1995-Present). Treasurer of
                                                                     several investment companies advised by
   Age 43                                                            Hyperion Capital Management, Inc. (February
                                                                     1998- Present).

Joseph Tropeano*              Director          Elected Annually     Director and Compliance Officer, Hyperion
   c/o One Liberty Plaza,                       Since June 2002      Capital Management, Inc. (1993-Present);
   New York,                                                         Secretary and Compliance Officer of several
   New York 10006-1404                                               investment companies advised by Hyperion
                                                                     Capital Management, Inc. (1994-Present);
   Age 41                                                            Secretary and Compliance Officer, Lend Lease
                                                                     Hyperion Capital Advisors, LLC
                                                                     (1995-Present); Secretary and Compliance
                                                                     Officer of Lend Lease Hyperion High-Yield
                                                                     CMBS Fund, Inc. (1998-Present). Formerly,
                                                                     Assistant Secretary and Compliance Officer,
                                                                     AIG Hyperion Inc. (1994-2002); Vice
                                                                     President and Compliance Officer, Hyperion
                                                                     Distributors, Inc. (1994-1998).

The Trust's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.




----------
* Interested persons as defined in the 1940 Act, because of affiliations with Hyperion Capital Management, Inc., the Trust's Advisor.

INVESTMENT ADVISOR AND ADMINISTRATOR         TRANSFER AGENT
HYPERION CAPITAL MANAGEMENT, INC.            AMERICAN STOCK TRANSFER & TRUST
One Liberty Plaza                            COMPANY
165 Broadway, 36th Floor                     Investor Relations Department
New York, New York 10006-1404                59 Maiden Lane
For General Information about the Trust:     New York, NY 10038
(800) HYPERION                               For Shareholder Services:
                                             (800) 937-5449

SUB-ADMINISTRATOR                            INDEPENDENT ACCOUNTANTS
STATE STREET CORP.                           PRICEWATERHOUSECOOPERS LLP
225 Franklin Street                          1177 Avenue of the Americas
Boston, Massachusetts 02116                  New York, New York 10036

CUSTODIAN AND FUND ACCOUNTING AGENT          LEGAL COUNSEL
STATE STREET CORP.                           SULLIVAN & WORCESTER LLP
225 Franklin Street                          1666 K Street, North West
Boston, Massachusetts 02116                  Washington, D.C. 20036

--------------------------------------------------------------------------------

Officers & Directors

--------------------------------------------------------------------------------


Lewis S. Ranieri
Chairman

Robert F. Birch*
Director

Rodman L. Drake*
Director

Garth Marston
Director Emeritus

Leo M. Walsh, Jr.*
Director

Harry E. Petersen, Jr.*
Director

Clifford E. Lai
President

Patricia A. Sloan
Vice President

John Dolan
Vice President

Thomas F. Doodian
Treasurer

Joseph Tropeano
Secretary

* Audit Committee Members


--------------------------------------------------------------------------------

                                 [HYPERION LOGO]

--------------------------------------------------------------------------------

This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust Shares.

                         Hyperion 2002 Term Trust, Inc.
                               One Liberty Plaza
                            165 Broadway, 36th Floor
                            New York, NY 10006-1404